CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net loss	$ (68,541)	$ (62,134)	$ (13,081)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	56,050	53,255	58,334
Vessels impairment loss	71,577	36,680	44,344
Navios Containers Impairment loss	0	42,603	0
Impairment of receivable in affiliated company	6,900	(0)	(0)
Non cash accrued interest income and amortization of deferred revenue	(1,588)	(12,638)	(12,522)
Allowance for credit losses	1,495	0	0
Loss on vessel disposal	0	0	53
Non cash accrued interest income from receivable from affiliates	0	(279)	(272)
Amortization of operating lease right-of-use asset	956	378	0
Amortization and write-off of deferred finance costs and discount	2,141	10,916	7,258
Amortization of deferred dry dock and special survey costs	10,337	6,916	6,180
Equity in net earnings of affiliated companies	(1,133)	(2,532)	(3,957)
Stock-based compensation	946	2,018	2,450
Changes in operating assets and liabilities:
(Increase)/ decrease in accounts receivable	(6,495)	4,649	(315)
Decrease/ (increase) in prepaid expenses and other current assets	3,722	(6,262)	(952)
(Decrease)/ increase in accounts payable	(2,320)	2,505	1,121
Net decrease in accrued expenses	(1,668)	(75)	(3,776)
Net increase in amounts due to related parties	27,505	0	0
(Decrease)/ increase in deferred revenue	(1,310)	213	113
Decrease/ (increase) in amounts due from related parties	20,581	17,528	(12,332)
Payments for dry dock and special survey costs	(24,021)	(22,928)	(4,327)
Operating lease liabilities short and long-term	(1,048)	(418)	0
Net cash provided by operating activities	94,086	70,395	68,319
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	8,183	5,978	76,264
Acquisition of/ additions to vessels and favorable lease terms, net of cash acquired	(72,417)	(21,166)	(115,902)
Deposit for option to acquire vessel	(10,685)	(2,533)	(2,853)
Investment in affiliates	0	0	(14,460)
Repayments of notes receivable	4,687	4,687	4,688
Loans receivable from affiliates	0	(4,000)	(15,625)
Payable to affiliated company	(13,622)	0	0
Net cash used in investing activities	(83,854)	(17,034)	(67,888)
FINANCING ACTIVITIES:
Cash distributions paid	(7,872)	(13,550)	(10,261)
Net proceeds from issuance of general partner units	47	8	805
Net proceeds from issuance of common units	2,231	0	33,373
Proceeds from long-term debt and financial liabilities	79,475	386,530	83,300
Repayment of long-term debt and financial liabilities	(82,672)	(448,215)	(74,881)
Payments of deferred finance costs	(1,115)	(4,688)	(1,245)
Acquisition of treasury stock	0	(4,499)	0
Net cash (used in)/ provided by financing activities	(9,906)	(84,414)	31,091
Increase/ (decrease) in cash, cash equivalents and restricted cash	326	(31,053)	31,522
Cash, cash equivalents and restricted cash, beginning of period	30,402	61,455	29,933
Cash, cash equivalents and restricted cash, end of period	30,728	30,402	61,455
Supplemental disclosures of cash flow information
Cash interest paid	23,717	32,869	35,244
Non cash financing activities
Stock-based compensation	946	2,018	2,450
Accrued deferred finance costs	0	0	410
Debt assumed for the acquisition of four drybulk vessels	0	(37,000)	0
Non cash investing activities
Other than temporary impairment on dividend in kind	0	0	560
Distribution of Navios Containers' shares	0	0	4,243
Accrued interest on loan receivable from affiliates	0	281	327
Loans receivable from affiliates	(9,992)	(15,205)	0
Acquisition of vessels	$ 37,999	$ 96,461	$ 0